Taxation - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	19.00%	19.00%	19.25%
Unrecognized deferred tax asset percent	17.00%	17.00%
Unrecognized deferred tax asset	£ 9,270	£ 6,650
U.S. federal tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	27.60%	27.60%	35.00%